Inventories - Summary of Inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Leather and other raw materials	€ 27,003	€ 27,006
Goods in process	10,464	14,090
Finished goods	32,653	39,115
Total	€ 70,120	€ 80,211	€ 63,909	€ 69,685